Post- Employment Benefits - Summary of Components of Defined Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components of defined benefit cost
Current service cost	$ 795	$ 774
Interest cost	72	70
Interest income on plan assets	(55)	(50)
Employee contributions	(403)	(333)
Impact of plan amendment	0	(512)
Total included in staff costs	$ 409	$ (51)